Analysis of cash and cash equivalents (Details) £ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 30, 2017 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Analysis of cash and cash equivalents
Cash							£ 98,337			£ 88,414	£ 94,832
Cash equivalents							24,268			10,156	8,760
Cash and cash equivalents at beginning of year	£ 122,605	£ 98,570	£ 103,592
Net increase/(decrease) in cash and cash equivalents	(13,794)	24,035	(5,022)
Cash and cash equivalents at end of year	108,811	122,605	98,570
Cash and balances at central banks					£ 88,897		98,337	£ 98,337		74,250
Treasury bills and debt securities					83		427			387
Net loans to banks					19,831		23,841			23,933
Total cash and cash equivalents	£ 122,605	£ 98,570	£ 103,592		108,811		122,605			98,570	£ 103,592
Cash collateral posted with bank counterparties					7,302		6,883			6,661
Bank of England
Cash
Mandatory reserve deposits at central banks					£ 900		£ 600			£ 500
De Nederlandsche Bank
Cash
Mandatory reserve deposits at central banks | €				€ 0.1		€ 0.1			€ 0.4